Offerings - Offering: 1	May 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 82,847,647.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,441.26
Offering Note

(1)	Calculated as the aggregate maximum purchase price based upon the net asset value per share as of March 31, 2026 of $23.52 and the offer to purchase up to 3,522,434 shares.

(2)
Calculated at $138.10 per $1,000,000 of the Transaction Value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.